SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	61 Months Ended	70 Months Ended
	Nov. 30, 2011 FRESH START PRIVATE HOLDINGS, INC. [Member]	Aug. 30, 2012 TAP RESOURCES, INC [Member]	Aug. 31, 2012 TAP RESOURCES, INC [Member]
Operating loss	$ 150,440	$ 178,805
Working capital deficit	$ 127,740		$ 156,105